Premier Advisers — AssetManager Annuity
issued by
Brighthouse Life Insurance Company
Brighthouse Separate Account Eleven for Variable Annuities
Supplement Dated April 29, 2019
to the Prospectus Dated April 28, 2008
This supplement updates certain information contained in your last prospectus dated April 28, 2008 for Premier Advisers — AssetManager Annuity (the “Contract”) issued by Brighthouse Life Insurance Company (“We”, “Us”, or “the Company”). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.
You can choose to have your premium (“Purchase Payments”) accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
Invesco V.I. Government Securities Fund
Brighthouse Funds Trust I
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A
Clarion Global Real Estate Portfolio — Class A
Invesco Comstock Portfolio — Class A
Morgan Stanley Discovery Portfolio — Class A
Oppenheimer Global Equity Portfolio — Class A
T. Rowe Price Large Cap Value Portfolio — Class E
Victory Sycamore Mid Cap Value Portfolio — Class A
Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio — Class A
T. Rowe Price Large Cap Growth Portfolio — Class A
Western Asset Management Strategic Bond Opportunities Portfolio — Class B
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Large Cap Value Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Legg Mason Partners Variable Income Trust — Class I
Western Asset Variable Global High Yield Bond Portfolio
Morgan Stanley Variable Insurance Fund, Inc. — Class I
Growth Portfolio

Certain Variable Funding Options have been subject to a name change. Please see "Appendix A — Additional Information Regarding Underlying Funds" for more information.
In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, paper copies of the shareholder reports for the Underlying Funds available under your variable annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from US. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Us electronically by contacting us at www.brighthousefinancial.com to enroll.
You may elect to receive all future reports in paper free of charge. You can inform Us that you wish to continue receiving paper copies of your shareholder reports by calling (800) 638-7732, or by sending an email correspondence to rcg@brighthousefinancial.com. Your election to receive reports in paper will apply to all Underlying Funds available under your contract.
The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
1

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see “Charges and Deductions — Premium Tax”) or other taxes, which may be applicable.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.
Contract Administrative Charges
Annual Contract Administrative Charge	$50
(waived if Contract Value is $75,000 or more)
Annual Separate Account Charges
(as a percentage of the average daily net assets of the Separate Account)
Standard Death Benefit	Contract Years 1-6	Contract Years 7 and later
Mortality & Expense Risk Charge*	1.45%	1.40%
Administrative Expense Charge	0.15%	0.15%
Total Annual Separate Account Charges	1.60%	1.55%

Enhanced Death Benefit	Contract Years 1-6	Contract Years 7 and later
Mortality & Expense Risk Charge*	1.60%	1.40%
Administrative Expense Charge	0.15%	0.15%
Total Annual Separate Account Charges	1.75%	1.55%

*	We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.62% for the Subaccount investing in the Oppenheimer Global Equity Portfolio — Class A; 0.59% for the Subaccount investing in the Invesco Comstock Portfolio — Class A; 0.96% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio − Class A; and 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio − Class E.
.
Underlying Fund Expenses as of December 31, 2018 (unless otherwise indicated):
The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund’s management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.39%	0.99%
2

Underlying Fund Fees and Expenses as of December 31, 2018
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.
Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
Invesco V.I. Comstock Fund††	0.57%	—	0.18%	0.01%	0.76%	—	0.76%
Invesco V.I. Government Securities Fund	0.48%	—	0.21%	—	0.69%	—	0.69%
Brighthouse Funds Trust I
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A	0.89%	—	0.10%	—	0.99%	0.05%	0.94%
Clarion Global Real Estate Portfolio — Class A	0.61%	—	0.05%	—	0.66%	0.01%	0.65%
Invesco Comstock Portfolio — Class A	0.56%	—	0.03%	—	0.59%	0.02%	0.57%
Morgan Stanley Discovery Portfolio — Class A	0.64%	—	0.04%	—	0.68%	0.02%	0.66%
Oppenheimer Global Equity Portfolio — Class A	0.66%	—	0.05%	—	0.71%	0.12%	0.59%
T. Rowe Price Large Cap Value Portfolio — Class E	0.57%	0.15%	0.02%	—	0.74%	0.05%	0.69%
Victory Sycamore Mid Cap Value Portfolio — Class A	0.65%	—	0.04%	—	0.69%	0.09%	0.60%
Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio — Class A	0.35%	—	0.04%	—	0.39%	0.03%	0.36%
T. Rowe Price Large Cap Growth Portfolio — Class A	0.60%	—	0.02%	—	0.62%	0.05%	0.57%
Western Asset Management Strategic Bond Opportunities Portfolio — Class B	0.57%	0.25%	0.03%	—	0.85%	0.06%	0.79%
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Large Cap Value Portfolio	0.65%	—	0.07%	—	0.72%	—	0.72%
ClearBridge Variable Small Cap Growth Portfolio	0.75%	—	0.08%	—	0.83%	—	0.83%
Legg Mason Partners Variable Income Trust — Class I
Western Asset Variable Global High Yield Bond Portfolio	0.70%	—	0.16%	—	0.86%	—	0.86%
Morgan Stanley Variable Insurance Fund, Inc. — Class I
Growth Portfolio	0.50%	—	0.29%	—	0.79%	0.22%	0.57%
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
3

The Annuity Contract

The Variable Funding Options
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 800-599-9460 or through your registered representative. You should read the prospectuses for the Underlying Funds carefully. We do not guarantee the investment results of the Underlying Funds.
The current Underlying Funds are listed below, along with their investment adviser and any subadviser:
Underlying Fund	Investment Objective	Investment Adviser/Subadviser
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
Invesco V.I. Comstock Fund††	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Brighthouse Funds Trust I
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Clarion Global Real Estate Portfolio — Class A	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Invesco Comstock Portfolio — Class A	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Morgan Stanley Discovery Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
Oppenheimer Global Equity Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: OppenheimerFunds, Inc.
T. Rowe Price Large Cap Value Portfolio — Class E	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio — Class A	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio — Class A	Seeks a high level of current income consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
4

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
T. Rowe Price Large Cap Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class B	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Large Cap Value Portfolio	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
Legg Mason Partners Variable Income Trust — Class I
Western Asset Variable Global High Yield Bond Portfolio	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company; Western Asset Management Company Limited; Western Asset Management Company Pte. Ltd.
Morgan Stanley Variable Insurance Fund, Inc. — Class I
Growth Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large-capitalization companies.	Morgan Stanley Investment Management Inc.
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Certain Variable Funding Options have been subject to a name change. Please see "Appendix A — Additional Information Regarding Underlying Funds" for more information.
Transfers

Restrictions on Transfers
Restrictions on Frequent Transfers.We monitor transfer activity in the following “Monitored Funds” for purposes of imposing our restrictions on frequent transfers.
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Clarion Global Real Estate Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Oppenheimer Global Equity Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Variable Global High Yield Bond Portfolio
5

Other Information

The Insurance Company
Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.
BLIC is an indirectly wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Cybersecurity
Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Variable Funding Options; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Variable Funding Options invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Variable Funding Options will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Variable Funding Options invest.
Financial Statements
The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.
6

Appendix A

Additional Information Regarding Underlying Funds
An Underlying Fund was subject to a name change. The chart below identifies the former name and new name of the Underlying Fund and the Trust of which Underlying Fund is a part.
Underlying Fund and Trust Name Changes
The following former Underlying Fund was renamed.
Former Name	New Name
Brighthouse Funds Trust I	Brighthouse Funds Trust I
Morgan Stanley Mid Cap Growth Portfolio	Morgan Stanley Discovery Portfolio

A-1

Premier Advisers L Annuity
issued by
Brighthouse Life Insurance Company
Brighthouse Separate Account Eleven for Variable Annuities
Supplement Dated April 29, 2019
to the Prospectus Dated April 28, 2008
This supplement updates certain information contained in your last prospectus dated April 28, 2008 for Premier Advisers L Annuity (the “Contract”) issued by Brighthouse Life Insurance Company (“We”, “Us”, or “the Company”). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.
You can choose to have your premium (“Purchase Payments”) accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series II
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Government Securities Fund
Invesco V.I. S&P 500 Index Fund
Brighthouse Funds Trust I
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A
Clarion Global Real Estate Portfolio — Class A
Invesco Comstock Portfolio — Class B
Invesco Small Cap Growth Portfolio — Class B
JPMorgan Small Cap Value Portfolio — Class A
MFS® Research International Portfolio — Class B
Morgan Stanley Discovery Portfolio — Class A
Oppenheimer Global Equity Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class B
Victory Sycamore Mid Cap Value Portfolio — Class A
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class B
BlackRock Capital Appreciation Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class A
MFS® Total Return Portfolio — Class F
MFS® Value Portfolio — Class D
T. Rowe Price Large Cap Growth Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class B
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio
Mid Cap Portfolio
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Large Cap Value Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Legg Mason Partners Variable Income Trust — Class I
Western Asset Variable Global High Yield Bond Portfolio
Morgan Stanley Variable Insurance Fund, Inc. — Class I
Growth Portfolio

Certain Variable Funding Options have been subject to a name change. Please see "Appendix A — Additional Information Regarding Underlying Funds" for more information.
In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, paper copies of the shareholder reports for the Underlying Funds available under your variable annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from US. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Us electronically by contacting us at www.brighthousefinancial.com to enroll.
You may elect to receive all future reports in paper free of charge. You can inform Us that you wish to continue receiving paper copies of your shareholder reports by calling (800) 638-7732, or by sending an email correspondence to rcg@brighthousefinancial.com. Your election to receive reports in paper will apply to all Underlying Funds available under your contract.
The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
1

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see “Charges and Deductions — Premium Tax”) or other taxes, which may be applicable.
Contract Owner Transaction Expenses
Withdrawal Charge	6% (1)
(as a percentage of the Purchase Payments withdrawn)
Transfer Charge	$10 (2)
(assessed on transfers that exceed 12 per year)
Variable Liquidity Benefit Charge	6% (3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.
Contract Administrative Charges
Annual Contract Administrative Charge	$30 (4)

(1)	The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

Years Since Purchase Payment Made		Withdrawal Charge
Greater than or Equal to	But less than
0 years	1 years	6%
1 years	2 years	5%
2 years	3 years	4%
3 years	4 years	3%
4+ years		0%
(2)	We currently do not assess the transfer charge.
(3)	This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

Years Since Initial Purchase Payment		Withdrawal Charge
Greater than or Equal to	But less than
0 years	1 years	6%
1 years	2 years	5%
2 years	3 years	4%
3 years	4 years	3%
4+ years		0%
(4)	We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
Annual Separate Account Charges
(as a percentage of the average daily net assets of the Separate Account)
We will assess a mortality and expense risk charge (“M&E”) of 1.80% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB
2

Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of the charges that may apply, depending on the optional features you select:
Mortality and Expense Risk Charge*	1.80%
Administrative Expense Charge	0.15%
Total Annual Separate Account Charges with No Optional Features Selected	1.95%
Optional E.S.P. Charge	0.15%
Total Annual Separate Account Charges with E.S.P. Only Selected	2.10%
Optional GMAB Charge	0.50%
Total Annual Separate Account Charges with GMAB Only Selected	2.45%
Total Annual Separate Account Charges with E.S.P. and GMAB Selected(5)	2.60%
Optional GMWB I Charge	1.00% (6)
Optional GMWB II Charge	1.00% (6)
Optional GMWB III Charge	0.25%
Total Annual Separate Account Charges with GMWB I Only Selected	2.95%
Total Annual Separate Account Charges with GMWB II Only Selected	2.95%
Total Annual Separate Account Charges with GMWB III Only Selected	2.20%
Total Annual Separate Account Charges with E.S.P. and GMWB I Selected	3.10%
Total Annual Separate Account Charges with E.S.P. and GMWB II Selected	3.10%
Total Annual Separate Account Charges with E.S.P. and GMWB III Selected	2.35%

*	We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio − Class B; 1.13% for the Subaccount investing in the MFS® Research International Portfolio − Class B; 0.62% for the Subaccount investing in the Oppenheimer Global Equity Portfolio − Class A; 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio − Class B; 0.84% for the Subaccount investing in the Invesco Comstock Portfolio − Class B; and 1.21% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio − Class B.
(5)	GMAB and GMWB cannot both be elected.
(6)	The current charges for the available GMWB riders with a reset feature (See “Living Benefits”) are 0.40% for GMWB I and 0.50% for GMWB II.
Underlying Fund Expenses as of December 31, 2018 (unless otherwise indicated):
The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund’s management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.39%	1.13%
3

Underlying Fund Fees and Expenses as of December 31, 2018
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.
Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Comstock Fund — Series I††	0.57%	—	0.18%	0.01%	0.76%	—	0.76%
Invesco V.I. Diversified Dividend Fund — Series II	0.47%	0.25%	0.18%	0.01%	0.91%	0.01%	0.90%
Invesco V.I. Government Securities Fund — Series II	0.48%	0.25%	0.21%	—	0.94%	—	0.94%
Invesco V.I. S&P 500 Index Fund — Series II	0.12%	0.25%	0.39%	—	0.76%	—	0.76%
Brighthouse Funds Trust I
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A	0.89%	—	0.10%	—	0.99%	0.05%	0.94%
Clarion Global Real Estate Portfolio — Class A	0.61%	—	0.05%	—	0.66%	0.01%	0.65%
Invesco Comstock Portfolio — Class B	0.56%	0.25%	0.03%	—	0.84%	0.02%	0.82%
Invesco Small Cap Growth Portfolio — Class B	0.85%	0.25%	0.03%	—	1.13%	0.08%	1.05%
JPMorgan Small Cap Value Portfolio — Class A	0.78%	—	0.06%	—	0.84%	0.10%	0.74%
MFS® Research International Portfolio — Class B	0.70%	0.25%	0.05%	—	1.00%	0.10%	0.90%
Morgan Stanley Discovery Portfolio — Class A	0.64%	—	0.04%	—	0.68%	0.02%	0.66%
Oppenheimer Global Equity Portfolio — Class A††	0.66%	—	0.05%	—	0.71%	0.12%	0.59%
Oppenheimer Global Equity Portfolio — Class B	0.66%	0.25%	0.05%	—	0.96%	0.12%	0.84%
T. Rowe Price Large Cap Value Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.05%	0.79%
T. Rowe Price Large Cap Value Portfolio — Class E††	0.57%	0.15%	0.02%	—	0.74%	0.05%	0.69%
Victory Sycamore Mid Cap Value Portfolio — Class A	0.65%	—	0.04%	—	0.69%	0.09%	0.60%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class B	0.33%	0.25%	0.10%	—	0.68%	—	0.68%
BlackRock Capital Appreciation Portfolio — Class A	0.69%	—	0.03%	—	0.72%	0.09%	0.63%
BlackRock Ultra-Short Term Bond Portfolio — Class A	0.35%	—	0.04%	—	0.39%	0.03%	0.36%
MFS® Total Return Portfolio — Class F	0.56%	0.20%	0.06%	—	0.82%	—	0.82%
MFS® Value Portfolio — Class D	0.61%	0.10%	0.02%	—	0.73%	0.06%	0.67%
T. Rowe Price Large Cap Growth Portfolio — Class B	0.60%	0.25%	0.02%	—	0.87%	0.05%	0.82%
Western Asset Management Strategic Bond Opportunities Portfolio — Class B	0.57%	0.25%	0.03%	—	0.85%	0.06%	0.79%
Fidelity ® Variable Insurance Products — Service Class 2
Contrafund® Portfolio	0.54%	0.25%	0.08%	—	0.87%	—	0.87%
Mid Cap Portfolio	0.54%	0.25%	0.08%	—	0.87%	—	0.87%
4

Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio	0.75%	—	0.04%	—	0.79%	—	0.79%
ClearBridge Variable Large Cap Growth Portfolio	0.70%	—	0.10%	—	0.80%	—	0.80%
ClearBridge Variable Large Cap Value Portfolio	0.65%	—	0.07%	—	0.72%	—	0.72%
ClearBridge Variable Small Cap Growth Portfolio	0.75%	—	0.08%	—	0.83%	—	0.83%
Legg Mason Partners Variable Income Trust — Class I
Western Asset Variable Global High Yield Bond Portfolio	0.70%	—	0.16%	—	0.86%	—	0.86%
Morgan Stanley Variable Insurance Fund, Inc. — Class I
Growth Portfolio	0.50%	—	0.29%	—	0.79%	0.22%	0.57%
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
The Annuity Contract

The Variable Funding Options
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 800-599-9460 or through your registered representative. You should read the prospectuses for the Underlying Funds carefully. We do not guarantee the investment results of the Underlying Funds.
The current Underlying Funds are listed below, along with their investment adviser and any subadviser:
Underlying Fund	Investment Objective	Investment Adviser/Subadviser
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Comstock Fund — Series I††	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Diversified Dividend Fund — Series II	Seeks to provide reasonable current income and long-term growth of income and capital.	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund — Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
5

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Invesco V.I. S&P 500 Index Fund — Series II	Seeks to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.	Invesco Advisers, Inc.
Brighthouse Funds Trust I
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Clarion Global Real Estate Portfolio — Class A	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Invesco Comstock Portfolio — Class B	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value Portfolio — Class A	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
MFS ® Research International Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
Oppenheimer Global Equity Portfolio — Class A††	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: OppenheimerFunds, Inc.
Oppenheimer Global Equity Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: OppenheimerFunds, Inc.
T. Rowe Price Large Cap Value Portfolio — Class B	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Large Cap Value Portfolio — Class E††	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio — Class A	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class B	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
6

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
BlackRock Ultra-Short Term Bond Portfolio — Class A	Seeks a high level of current income consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
MFS ® Total Return Portfolio — Class F	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio — Class D	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
T. Rowe Price Large Cap Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class B	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Fidelity ® Variable Insurance Products — Service Class 2
Contrafund ® Portfolio	Seeks long-term capital appreciation.	Fidelity Management & Research Company Subadviser: FMR Co., Inc.
Mid Cap Portfolio	Seeks long-term growth of capital.	Fidelity Management & Research Company Subadviser: FMR Co., Inc.
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Value Portfolio	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
Legg Mason Partners Variable Income Trust — Class I
Western Asset Variable Global High Yield Bond Portfolio	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company; Western Asset Management Company Limited; Western Asset Management Company Pte. Ltd.
7

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Morgan Stanley Variable Insurance Fund, Inc. — Class I
Growth Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large-capitalization companies.	Morgan Stanley Investment Management Inc.
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Certain Variable Funding Options have been subject to a name change. Please see "Appendix A — Additional Information Regarding Underlying Funds" for more information.
Transfers

Restrictions on Transfers
Restrictions on Frequent Transfers.We monitor transfer activity in the following “Monitored Funds” for purposes of imposing our restrictions on frequent transfers.
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Clarion Global Real Estate Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Invesco Small Cap Growth Portfolio
JPMorgan Small Cap Value Portfolio
MFS® Research International Portfolio
Oppenheimer Global Equity Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Variable Global High Yield Bond Portfolio
Other Information

The Insurance Company
Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.
BLIC is an indirectly wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Cybersecurity
Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
8

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Variable Funding Options; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Variable Funding Options invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Variable Funding Options will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Variable Funding Options invest.
Financial Statements
The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.
9

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Appendix A

Additional Information Regarding Underlying Funds
Certain Underlying Funds and Trusts were subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds and Trusts.
Underlying Fund Name Change
The following former Underlying Fund and Trust was renamed.
Former Name	New Name
Brighthouse Funds Trust I	Brighthouse Funds Trust I
Morgan Stanley Mid Cap Growth Portfolio	Morgan Stanley Discovery Portfolio

Underlying Fund/Trust Merger
The following former Underlying Fund and Trust merged with and into the new Underlying Fund and Trust.
Former Name	New Name
Morgan Stanley Variable Investment Series	Morgan Stanley Variable Insurance Fund, Inc.
The Multi Cap Growth Portfolio	Growth Portfolio
A-1

Premier Advisers L (Series II) Annuity
issued by
Brighthouse Life Insurance Company
Brighthouse Separate Account Eleven for Variable Annuities
Supplement Dated April 29, 2019
to the Prospectus Dated April 28, 2008
This supplement updates certain information contained in your last prospectus dated April 28, 2008 for Premier Advisers L (Series II) Annuity (the “Contract”) issued by Brighthouse Life Insurance Company (“We”, “Us”, or “the Company”). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.
You can choose to have your premium (“Purchase Payments”) accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series II
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Government Securities Fund
Invesco V.I. S&P 500 Index Fund
Brighthouse Funds Trust I
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A
Clarion Global Real Estate Portfolio — Class A
Invesco Comstock Portfolio — Class B
Invesco Small Cap Growth Portfolio — Class B
JPMorgan Small Cap Value Portfolio — Class A
MFS® Research International Portfolio — Class B
Morgan Stanley Discovery Portfolio — Class A
Oppenheimer Global Equity Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class B
Victory Sycamore Mid Cap Value Portfolio — Class A
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class B
BlackRock Capital Appreciation Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class A
MFS® Total Return Portfolio — Class F
MFS® Value Portfolio — Class D
T. Rowe Price Large Cap Growth Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class B
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio
Mid Cap Portfolio
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Large Cap Value Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Legg Mason Partners Variable Income Trust — Class I
Western Asset Variable Global High Yield Bond Portfolio
Morgan Stanley Variable Insurance Fund, Inc. — Class I
Growth Portfolio

Certain Variable Funding Options have been subject to a name change. Please see "Appendix A — Additional Information Regarding Underlying Funds" for more information.
In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, paper copies of the shareholder reports for the Underlying Funds available under your variable annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from US. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Us electronically by contacting us at www.brighthousefinancial.com to enroll.
You may elect to receive all future reports in paper free of charge. You can inform Us that you wish to continue receiving paper copies of your shareholder reports by calling (800) 638-7732, or by sending an email correspondence to rcg@brighthousefinancial.com. Your election to receive reports in paper will apply to all Underlying Funds available under your contract.
The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
1

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see “Charges and Deductions — Premium Tax”) or other taxes, which may be applicable.
Contract Owner Transaction Expenses
Withdrawal Charge	6% (1)
(as a percentage of the Purchase Payments withdrawn)
Transfer Charge	$10 (2)
(assessed on transfers that exceed 12 per year)
Variable Liquidity Benefit Charge	6% (3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.
Contract Administrative Charges
Annual Contract Administrative Charge	$30 (4)

(1)	The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

Years Since Purchase Payment Made		Withdrawal Charge
Greater than or Equal to	But less than
0 years	1 years	6%
1 years	2 years	5%
2 years	3 years	4%
3 years	4 years	3%
4+ years		0%
(2)	We currently do not assess the transfer charge.
(3)	This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

Years Since Initial Purchase Payment		Withdrawal Charge
Greater than or Equal to	But less than
0 years	1 years	6%
1 years	2 years	5%
2 years	3 years	4%
3 years	4 years	3%
4+ years		0%
(3)	We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
Annual Separate Account Charges
(as a percentage of the average daily net assets of the Separate Account)
We will assess a mortality and expense risk charge (“M&E”) of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB
2

Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of the charges that may apply, depending on the optional features you select:
Mortality and Expense Risk Charge*	1.70%
Administrative Expense Charge	0.15%
Total Annual Separate Account Charges with No Optional Features Selected	1.85%
Optional E.S.P. Charge	0.15%
Total Annual Separate Account Charges with E.S.P. Only Selected	2.00%
Optional GMAB Charge	0.50%
Total Annual Separate Account Charges with GMAB Only Selected	2.35%
Total Annual Separate Account Charges with E.S.P. and GMAB Selected(5)	2.50%
Optional GMWB I Charge	1.00% (6)
Optional GMWB II Charge	1.00% (6)
Optional GMWB III Charge	0.25%
Total Annual Separate Account Charges with GMWB I Only Selected	2.85%
Total Annual Separate Account Charges with GMWB II Only Selected	2.85%
Total Annual Separate Account Charges with GMWB III Only Selected	2.10%
Total Annual Separate Account Charges with E.S.P. and GMWB I Selected	3.00%
Total Annual Separate Account Charges with E.S.P. and GMWB II Selected	3.00%
Total Annual Separate Account Charges with E.S.P. and GMWB III Selected	2.25%

*	We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio − Class B; 1.13% for the Subaccount investing in the MFS® Research International Portfolio − Class B; 0.62% for the Subaccount investing in the Oppenheimer Global Equity Portfolio − Class A; 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio − Class B; 0.84% for the Subaccount investing in the Invesco Comstock Portfolio − Class B; and 1.21% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio − Class B.
(5)	GMAB and GMWB cannot both be elected.
(6)	The current charges for the GMWB riders with a reset feature (see “Living Benefits”) are 0.40% for GMWB I and 0.50% for GMWB II%.
Underlying Fund Expenses as of December 31, 2018 (unless otherwise indicated):
The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund’s management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.39%	1.13%
3

Underlying Fund Fees and Expenses as of December 31, 2018
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.
Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Comstock Fund — Series I††	0.57%	—	0.18%	0.01%	0.76%	—	0.76%
Invesco V.I. Diversified Dividend Fund — Series II	0.47%	0.25%	0.18%	0.01%	0.91%	0.01%	0.90%
Invesco V.I. Government Securities Fund — Series II	0.48%	0.25%	0.21%	—	0.94%	—	0.94%
Invesco V.I. S&P 500 Index Fund — Series II	0.12%	0.25%	0.39%	—	0.76%	—	0.76%
Brighthouse Funds Trust I
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A	0.89%	—	0.10%	—	0.99%	0.05%	0.94%
Clarion Global Real Estate Portfolio — Class A	0.61%	—	0.05%	—	0.66%	0.01%	0.65%
Invesco Comstock Portfolio — Class B	0.56%	0.25%	0.03%	—	0.84%	0.02%	0.82%
Invesco Small Cap Growth Portfolio — Class B	0.85%	0.25%	0.03%	—	1.13%	0.08%	1.05%
JPMorgan Small Cap Value Portfolio — Class A	0.78%	—	0.06%	—	0.84%	0.10%	0.74%
MFS® Research International Portfolio — Class B	0.70%	0.25%	0.05%	—	1.00%	0.10%	0.90%
Morgan Stanley Discovery Portfolio — Class A	0.64%	—	0.04%	—	0.68%	0.02%	0.66%
Oppenheimer Global Equity Portfolio — Class A††	0.66%	—	0.05%	—	0.71%	0.12%	0.59%
Oppenheimer Global Equity Portfolio — Class B	0.66%	0.25%	0.05%	—	0.96%	0.12%	0.84%
T. Rowe Price Large Cap Value Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.05%	0.79%
T. Rowe Price Large Cap Value Portfolio — Class E††	0.57%	0.15%	0.02%	—	0.74%	0.05%	0.69%
Victory Sycamore Mid Cap Value Portfolio — Class A	0.65%	—	0.04%	—	0.69%	0.09%	0.60%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class B	0.33%	0.25%	0.10%	—	0.68%	—	0.68%
BlackRock Capital Appreciation Portfolio — Class A	0.69%	—	0.03%	—	0.72%	0.09%	0.63%
BlackRock Ultra-Short Term Bond Portfolio — Class A	0.35%	—	0.04%	—	0.39%	0.03%	0.36%
MFS® Total Return Portfolio — Class F	0.56%	0.20%	0.06%	—	0.82%	—	0.82%
MFS® Value Portfolio — Class D	0.61%	0.10%	0.02%	—	0.73%	0.06%	0.67%
T. Rowe Price Large Cap Growth Portfolio — Class B	0.60%	0.25%	0.02%	—	0.87%	0.05%	0.82%
Western Asset Management Strategic Bond Opportunities Portfolio — Class B	0.57%	0.25%	0.03%	—	0.85%	0.06%	0.79%
Fidelity ® Variable Insurance Products — Service Class 2
Contrafund® Portfolio	0.54%	0.25%	0.08%	—	0.87%	—	0.87%
Mid Cap Portfolio	0.54%	0.25%	0.08%	—	0.87%	—	0.87%
4

Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio	0.75%	—	0.04%	—	0.79%	—	0.79%
ClearBridge Variable Large Cap Growth Portfolio	0.70%	—	0.10%	—	0.80%	—	0.80%
ClearBridge Variable Large Cap Value Portfolio	0.65%	—	0.07%	—	0.72%	—	0.72%
ClearBridge Variable Small Cap Growth Portfolio	0.75%	—	0.08%	—	0.83%	—	0.83%
Legg Mason Partners Variable Income Trust — Class I
Western Asset Variable Global High Yield Bond Portfolio	0.70%	—	0.16%	—	0.86%	—	0.86%
Morgan Stanley Variable Insurance Fund, Inc. — Class I
Growth Portfolio	0.50%	—	0.29%	—	0.79%	0.22%	0.57%
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
The Annuity Contract

The Variable Funding Options
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 800-599-9460 or through your registered representative. You should read the prospectuses for the Underlying Funds carefully. We do not guarantee the investment results of the Underlying Funds.
The current Underlying Funds are listed below, along with their investment adviser and any subadviser:
Underlying Fund	Investment Objective	Investment Adviser/Subadviser
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Comstock Fund — Series I††	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Diversified Dividend Fund — Series II	Seeks to provide reasonable current income and long-term growth of income and capital.	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund — Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Invesco V.I. S&P 500 Index Fund — Series II	Seeks to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.	Invesco Advisers, Inc.
Brighthouse Funds Trust I
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Clarion Global Real Estate Portfolio — Class A	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Invesco Comstock Portfolio — Class B	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value Portfolio — Class A	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
MFS ® Research International Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
Oppenheimer Global Equity Portfolio — Class A††	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: OppenheimerFunds, Inc.
Oppenheimer Global Equity Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: OppenheimerFunds, Inc.
T. Rowe Price Large Cap Value Portfolio — Class B	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Large Cap Value Portfolio — Class E††	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio — Class A	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class B	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
BlackRock Ultra-Short Term Bond Portfolio — Class A	Seeks a high level of current income consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
MFS ® Total Return Portfolio — Class F	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio — Class D	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
T. Rowe Price Large Cap Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class B	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Fidelity ® Variable Insurance Products — Service Class 2
Contrafund ® Portfolio	Seeks long-term capital appreciation.	Fidelity Management & Research Company Subadviser: FMR Co., Inc.
Mid Cap Portfolio	Seeks long-term growth of capital.	Fidelity Management & Research Company Subadviser: FMR Co., Inc.
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Value Portfolio	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
Legg Mason Partners Variable Income Trust — Class I
Western Asset Variable Global High Yield Bond Portfolio	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company; Western Asset Management Company Limited; Western Asset Management Company Pte. Ltd.
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Morgan Stanley Variable Insurance Fund, Inc. — Class I
Growth Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large-capitalization companies.	Morgan Stanley Investment Management Inc.
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Certain Variable Funding Options have been subject to a name change. Please see "Appendix A — Additional Information Regarding Underlying Funds" for more information.
Transfers

Restrictions on Transfers
Restrictions on Frequent Transfers.We monitor transfer activity in the following “Monitored Funds” for purposes of imposing our restrictions on frequent transfers.
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Clarion Global Real Estate Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Invesco Small Cap Growth Portfolio
JPMorgan Small Cap Value Portfolio
MFS® Research International Portfolio
Oppenheimer Global Equity Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Variable Global High Yield Bond Portfolio
Other Information

The Insurance Company
Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.
BLIC is an indirectly wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Cybersecurity
Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
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Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Variable Funding Options; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Variable Funding Options invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Variable Funding Options will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Variable Funding Options invest.
Financial Statements
The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.
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Appendix A

Additional Information Regarding Underlying Funds
Certain Underlying Funds and Trusts were subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds and Trusts.
Underlying Fund Name Change
The following former Underlying Fund and Trust was renamed.
Former Name	New Name
Brighthouse Funds Trust I	Brighthouse Funds Trust I
Morgan Stanley Mid Cap Growth Portfolio	Morgan Stanley Discovery Portfolio

Underlying Fund/Trust Merger
The following former Underlying Fund and Trust merged with and into the new Underlying Fund and Trust.
Former Name	New Name
Morgan Stanley Variable Investment Series	Morgan Stanley Variable Insurance Fund, Inc.
The Multi Cap Growth Portfolio	Growth Portfolio
A-1